Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000220930 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.90%	[1]
C000220930 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%	[1]
C000220930 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[1]
C000220930 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[1]
C000220930 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000220930 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000220930 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000220930 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[1]
C000220930 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[1]
C000220930 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[1]
C000220930 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000220930 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000220930 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000220930 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(24.80%)
C000220931 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.90%	[2]
C000220931 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%	[2]
C000220931 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[2]
C000220931 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[2]
C000220931 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
C000220931 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
C000220931 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000220931 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[2]
C000220931 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[2]
C000220931 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[2]
C000220931 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000220931 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000220931 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000220931 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(24.80%)
C000220929 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.90%	[3]
C000220929 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%	[3]
C000220929 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[3]
C000220929 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[3]
C000220929 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000220929 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000220929 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000220929 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[3]
C000220929 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[3]
C000220929 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[3]
C000220929 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000220929 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000220929 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000220929 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(24.80%)
C000220934 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[4]
C000220934 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%	[4]
C000220934 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[4]
C000220934 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[4]
C000220934 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[4]
C000220934 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[4]
C000220934 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[4]
C000220934 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
C000220934 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[4]
C000220934 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220934 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000220934 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220934 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000220932 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[5]
C000220932 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%	[5]
C000220932 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[5]
C000220932 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[5]
C000220932 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[5]
C000220932 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[5]
C000220932 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000220932 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[5]
C000220932 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[5]
C000220932 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220932 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000220932 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220932 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000220933 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[6]
C000220933 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%	[6]
C000220933 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[6]
C000220933 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[6]
C000220933 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[6]
C000220933 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[6]
C000220933 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[6]
C000220933 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[6]
C000220933 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[6]
C000220933 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220933 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000220933 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220933 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.00%)
C000220938 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%	[7]
C000220938 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%	[7]
C000220938 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[7]
C000220938 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[7]
C000220938 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[7]
C000220938 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[7]
C000220938 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000220938 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[7]
C000220938 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[7]
C000220938 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[7]
C000220938 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000220938 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000220938 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000220938 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.90%)
C000220939 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%	[8]
C000220939 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%	[8]
C000220939 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[8]
C000220939 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[8]
C000220939 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[8]
C000220939 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[8]
C000220939 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[8]
C000220939 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[8]
C000220939 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[8]
C000220939 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[8]
C000220939 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000220939 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000220939 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000220939 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.90%)
C000220940 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%	[9]
C000220940 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%	[9]
C000220940 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[9]
C000220940 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%	[9]
C000220940 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[9]
C000220940 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[9]
C000220940 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[9]
C000220940 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[9]
C000220940 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[9]
C000220940 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[9]
C000220940 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
C000220940 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000220940 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000220940 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.90%)
C000220941 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%	[10]
C000220941 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%	[10]
C000220941 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[10]
C000220941 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[10]
C000220941 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[10]
C000220941 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[10]
C000220941 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[10]
C000220941 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[10]
C000220941 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[10]
C000220941 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[10]
C000220941 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000220941 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000220941 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000220941 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.90%)
C000220942 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%	[11]
C000220942 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%	[11]
C000220942 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[11]
C000220942 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[11]
C000220942 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[11]
C000220942 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[11]
C000220942 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[11]
C000220942 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[11]
C000220942 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[11]
C000220942 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[11]
C000220942 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000220942 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000220942 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000220942 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.90%)
C000220943 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%	[12]
C000220943 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%	[12]
C000220943 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[12]
C000220943 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[12]
C000220943 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[12]
C000220943 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[12]
C000220943 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[12]
C000220943 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[12]
C000220943 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[12]
C000220943 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[12]
C000220943 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000220943 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000220943 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000220943 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.90%)
C000220944 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%	[13]
C000220944 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%	[13]
C000220944 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[13]
C000220944 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[13]
C000220944 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[13]
C000220944 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[13]
C000220944 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[13]
C000220944 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[13]
C000220944 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[13]
C000220944 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[13]
C000220944 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000220944 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000220944 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000220944 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000220946 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%	[14]
C000220946 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%	[14]
C000220946 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[14]
C000220946 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[14]
C000220946 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[14]
C000220946 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[14]
C000220946 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[14]
C000220946 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[14]
C000220946 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[14]
C000220946 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[14]
C000220946 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000220946 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000220946 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000220946 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000220945 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%	[15]
C000220945 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%	[15]
C000220945 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[15]
C000220945 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%	[15]
C000220945 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[15]
C000220945 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[15]
C000220945 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[15]
C000220945 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[15]
C000220945 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[15]
C000220945 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[15]
C000220945 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000220945 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000220945 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000220945 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000220948 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[16]
C000220948 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.20%	[16]
C000220948 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[16]
C000220948 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[16]
C000220948 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[16]
C000220948 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[16]
C000220948 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[16]
C000220948 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[16]
C000220948 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[16]
C000220948 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[16]
C000220948 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000220948 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.60%
C000220948 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220948 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000220947 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[17]
C000220947 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.20%	[17]
C000220947 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[17]
C000220947 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[17]
C000220947 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[17]
C000220947 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[17]
C000220947 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[17]
C000220947 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[17]
C000220947 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[17]
C000220947 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[17]
C000220947 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000220947 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.60%
C000220947 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220947 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000220949 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%	[18]
C000220949 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.20%	[18]
C000220949 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[18]
C000220949 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%	[18]
C000220949 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[18]
C000220949 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[18]
C000220949 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[18]
C000220949 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[18]
C000220949 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[18]
C000220949 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[18]
C000220949 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000220949 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.60%
C000220949 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000220949 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000220951 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[19]
C000220951 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%	[19]
C000220951 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[19]
C000220951 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%	[19]
C000220951 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[19]
C000220951 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[19]
C000220951 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[19]
C000220951 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[19]
C000220951 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[19]
C000220951 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[19]
C000220951 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000220951 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000220951 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220951 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000220950 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[20]
C000220950 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%	[20]
C000220950 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[20]
C000220950 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%	[20]
C000220950 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[20]
C000220950 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[20]
C000220950 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[20]
C000220950 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[20]
C000220950 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[20]
C000220950 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[20]
C000220950 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000220950 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000220950 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220950 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000220952 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[21]
C000220952 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%	[21]
C000220952 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[21]
C000220952 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%	[21]
C000220952 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[21]
C000220952 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[21]
C000220952 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[21]
C000220952 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[21]
C000220952 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[21]
C000220952 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[21]
C000220952 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000220952 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000220952 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220952 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000220955 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[22]
C000220955 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%	[22]
C000220955 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[22]
C000220955 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%	[22]
C000220955 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[22]
C000220955 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[22]
C000220955 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[22]
C000220955 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[22]
C000220955 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[22]
C000220955 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[22]
C000220955 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220955 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000220955 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000220955 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
C000220953 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[23]
C000220953 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%	[23]
C000220953 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[23]
C000220953 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%	[23]
C000220953 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[23]
C000220953 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[23]
C000220953 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[23]
C000220953 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[23]
C000220953 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[23]
C000220953 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[23]
C000220953 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220953 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000220953 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000220953 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
C000220954 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[24]
C000220954 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%	[24]
C000220954 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[24]
C000220954 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%	[24]
C000220954 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[24]
C000220954 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[24]
C000220954 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[24]
C000220954 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[24]
C000220954 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[24]
C000220954 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[24]
C000220954 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220954 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000220954 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000220954 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
C000220956 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[25]
C000220956 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.00%	[25]
C000220956 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[25]
C000220956 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[25]
C000220956 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[25]
C000220956 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[25]
C000220956 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[25]
C000220956 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[25]
C000220956 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[25]
C000220956 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[25]
C000220956 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220956 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000220956 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000220956 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)
C000220958 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[26]
C000220958 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.00%	[26]
C000220958 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[26]
C000220958 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[26]
C000220958 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[26]
C000220958 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[26]
C000220958 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[26]
C000220958 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[26]
C000220958 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[26]
C000220958 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[26]
C000220958 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220958 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000220958 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000220958 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)
C000220957 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[27]
C000220957 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.00%	[27]
C000220957 [Member] | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[27]
C000220957 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[27]
C000220957 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%	[27]
C000220957 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[27]
C000220957 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[27]
C000220957 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[27]
C000220957 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[27]
C000220957 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[27]
C000220957 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220957 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000220957 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000220957 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)
C000244506 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[28],[29]
C000244506 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%	[28],[29],[30]
C000244506 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[28],[29]
C000244506 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[28],[29]
C000244506 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[28],[29]
C000244506 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[28],[29]
C000244506 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[28],[29]
C000244506 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[28],[29]
C000244506 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[28],[29]
C000244506 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments		[28],[29],[31]
C000244506 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[28],[29]
C000244506 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%	[28]
C000244506 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[28]
C000244506 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[28]
C000244506 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[28]
C000244506 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%	[28]
C000244506 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[28]
C000244506 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[28]
C000244506 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[28]
C000244506 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[28]
C000244506 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments		[28],[31],[32]
C000244506 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.20%	[28]
C000244507 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[33],[34]
C000244507 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	60.00%	[33],[34],[35]
C000244507 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[33],[34]
C000244507 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[33],[34]
C000244507 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[33],[34]
C000244507 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[33],[34]
C000244507 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[33],[34]
C000244507 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[33],[34]
C000244507 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[33],[34]
C000244507 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments		[33],[34],[36]
C000244507 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[33],[34]
C000244507 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%	[33]
C000244507 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[33]
C000244507 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[33]
C000244507 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[33]
C000244507 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%	[33]
C000244507 [Member] | Non Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[33]
C000244507 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[33]
C000244507 [Member] | Foreign Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[33]
C000244507 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[33]
C000244507 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments		[33],[36],[37]
C000244507 [Member] | U S Government Sponsored Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.20%	[33]
C000251817 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[38]
C000251817 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%	[38]
C000251817 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%	[38]
C000251817 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[38]
C000251817 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[38]
C000251817 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[38]
C000251817 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[38]
C000251817 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[38]
C000251817 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[38]
C000251817 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000251817 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000251817 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000251817 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
C000251818 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[39]
C000251818 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%	[39]
C000251818 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%	[39]
C000251818 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[39]
C000251818 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[39]
C000251818 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[39]
C000251818 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[39]
C000251818 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[39]
C000251818 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[39]
C000251818 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000251818 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000251818 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000251818 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
C000251819 [Member] | iShares ESG Aware U S Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[40]
C000251819 [Member] | iShares ESG Aware MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%	[40]
C000251819 [Member] | iShares ESG Aware MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%	[40]
C000251819 [Member] | iShares ESG Aware MSCI EM ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[40]
C000251819 [Member] | iShares ESG Aware MSCI USA Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[40]
C000251819 [Member] | iShares Developed Real Estate Index Fund Class K [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[40]
C000251819 [Member] | iShares MSCI EAFE Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[40]
C000251819 [Member] | iShares MSCI Canada ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[40]
C000251819 [Member] | iShares MSCI Emerging Markets Small Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[40]
C000251819 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000251819 [Member] | Equity Funds Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000251819 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000251819 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)

[1]	Excludes short-term securities.
[2]	Excludes short-term securities.
[3]	Excludes short-term securities.
[4]	Excludes short-term securities.
[5]	Excludes short-term securities.
[6]	Excludes short-term securities.
[7]	Excludes short-term securities.
[8]	Excludes short-term securities.
[9]	Excludes short-term securities.
[10]	Excludes short-term securities.
[11]	Excludes short-term securities.
[12]	Excludes short-term securities.
[13]	Excludes short-term securities.
[14]	Excludes short-term securities.
[15]	Excludes short-term securities.
[16]	Excludes short-term securities.
[17]	Excludes short-term securities.
[18]	Excludes short-term securities.
[19]	Excludes short-term securities.
[20]	Excludes short-term securities.
[21]	Excludes short-term securities.
[22]	Excludes short-term securities.
[23]	Excludes short-term securities.
[24]	Excludes short-term securities.
[25]	Excludes short-term securities.
[26]	Excludes short-term securities.
[27]	Excludes short-term securities.
[28]	Excludes short-term securities, short investments and options, if any.
[29]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[30]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
[31]	Rounds to less than 0.1%.
[32]	Ten largest investment types are presented. Additional investment types are found in Other.
[33]	Excludes short-term securities, short investments and options, if any.
[34]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[35]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
[36]	Rounds to less than 0.1%.
[37]	Ten largest investment types are presented. Additional investment types are found in Other.
[38]	Excludes short-term securities.
[39]	Excludes short-term securities.
[40]	Excludes short-term securities.